Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Other Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other debt securities [line items]
Other debt instruments held	$ 4,311,095	$ 529,891	$ 3,802,747
Negotiable Obligations [member]
Disclosure of other debt securities [line items]
Other debt instruments held	2,560	5,368	67,259
Debt securities from financial trusts [member]
Disclosure of other debt securities [line items]
Other debt instruments held	1,211	86,810	65,604
Government Securities [member]
Disclosure of other debt securities [line items]
Other debt instruments held	4,307,292	437,666	$ 3,669,884
Others [member]
Disclosure of other debt securities [line items]
Other debt instruments held	$ 32	$ 47